UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7606

        Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8% (1.2% of Total Investments)
$ 1,440	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,339,531
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 37.3% (24.1% of Total Investments)
1,595	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA	1,619,962
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
1,050	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	A3	953,169
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	AA	938,829
	Series 2003B, 5.000%, 7/01/33 – MBIA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB+	171,400
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	A3	278,868
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	1/09 at 102.00	AA	730,271
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell	7/09 at 101.00	A2	769,050
	Memorial Hall, Series 1999A, 5.625%, 7/01/29 – MBIA Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aa3	878,712
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
270	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	AA	258,080
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	AA	1,428,831
	Series 2004H, 5.000%, 7/01/21 – MBIA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	A3	1,839,380
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,518,165
	Series 2002W, 5.125%, 7/01/27
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	1,518,540
	Series 2003X-1, 5.000%, 7/01/42
3,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,609,603
	Series 2007Z-1, 5.000%, 7/01/42
6,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	6,285,977
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
295	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/09 at 102.00	AAA	298,758
	Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
660	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	A2	656,647
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 –	1/14 at 100.00	AA	1,055,590
	MBIA Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 –	2/15 at 100.00	AAA	1,322,931
	FSA Insured
685	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	715,763
	FGIC Insured
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	1,068,440
	11/15/19 – FGIC Insured

27,555	Total Education and Civic Organizations			27,916,966

	Health Care – 16.6% (10.7% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	BBB+	495,425
700	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB+	656,698
645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/10 at 101.00	BBB+	654,494
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	A3	764,800
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	A3	466,175
385	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	A3	349,053
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
2,620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	2,631,632
	Series 2006, 5.000%, 7/01/32 – FSA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	A2	2,019,880
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured
1,395	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AA	1,409,327
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex	1/09 at 100.50	A2	3,005,759
	Health Services, Series 1997H, 5.125%, 7/01/27 – MBIA Insured

12,545	Total Health Care			12,453,243

	Housing/Multifamily – 2.5% (1.6% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2,	12/09 at 100.00	AAA	1,013,540
	6.200%, 11/15/41 (Alternative Minimum Tax)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	890,300
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)

2,000	Total Housing/Multifamily			1,903,840

	Housing/Single Family – 7.3% (4.7% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	918,870
500	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	455,770
1,675	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,602,657
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
205	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	181,517
220	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	188,610
2,100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	2,096,157
	4.650%, 11/15/27

5,700	Total Housing/Single Family			5,443,581

	Industrials – 2.2% (1.5% of Total Investments)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,676,903
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 6.1% (3.9% of Total Investments)
615	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/08 at 101.00	BBB–	619,889
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
615	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/09 at 102.00	BBB+	628,518
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
1,000	5.250%, 8/01/19 – RAAI Insured	2/10 at 102.00	BBB+	1,004,520
1,000	5.375%, 8/01/24 – RAAI Insured	2/10 at 102.00	BBB+	994,140
1,300	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds,	2/09 at 102.00	AA	1,302,535
	Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38

4,530	Total Long-Term Care			4,549,602

	Tax Obligation/General – 27.5% (17.7% of Total Investments)
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 –	8/12 at 100.00	Baa1	773,385
	FGIC Insured
1,140	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.700%, 10/15/10	10/08 at 100.00	BBB	1,142,611
1,110	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	1,153,223
2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,059,300
1,300	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	1,370,785
3,015	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	3,344,026
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – FSA Insured	8/15 at 100.00	AAA	820,663
525	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	524,087
500	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	AA	539,525
500	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	544,170
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AA	1,929,564
	MBIA Insured
	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,
	Series 2000:
350	5.500%, 3/15/18 – FSA Insured	3/10 at 101.00	Aaa	366,583
350	5.625%, 3/15/19 – FSA Insured	3/10 at 101.00	Aaa	367,238
350	5.700%, 3/15/20 – FSA Insured	3/10 at 101.00	Aaa	367,794
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	Aa3	1,533,444
	3/15/16 – AMBAC Insured
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA	517,308
460	5.000%, 6/15/19	No Opt. Call	AA	506,593
1,000	5.000%, 6/15/21	No Opt. Call	AA	1,093,030
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	1,614,750

19,370	Total Tax Obligation/General			20,568,079

	Tax Obligation/Limited – 21.7% (14.0% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
1,300	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	1,307,449
1,000	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	993,980
1,945	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	7/09 at 102.00	AA	2,009,555
	Program, Series 1999C, 5.625%, 7/01/29 – AMBAC Insured
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	2,050,260
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AA	1,020,650
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	515,305
	5.000%, 1/01/23 – FGIC Insured
1,750	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,822,800
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
960	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	242,045
2,615	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	622,004
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	2,048,260
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	2,547,527
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AAA	1,080,780
	10/01/19 – FSA Insured

18,470	Total Tax Obligation/Limited			16,260,615

	Transportation – 1.0% (0.6% of Total Investments)
750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	A	707,333
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 12.8% (8.3% of Total Investments) (4)
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/10 at 101.00	BBB+ (4)	53,984
	Health Network, Series 2000A, 6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	N/R (4)	713,200
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	AA (4)	44,664
1,500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	1,657,860
600	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (4)	648,288
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.400%, 7/01/20	7/10 at 100.00	Baa2 (4)	1,076,280
	(Pre-refunded 7/01/10)
400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20	6/10 at 100.00	AAA	426,984
	(Pre-refunded 6/01/10) – ACA Insured
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,036,290
	5.500%, 10/01/40
485	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	507,577
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (4)	1,208,482
	(Pre-refunded 2/15/13) – MBIA Insured
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	1,097,390
	10/01/24 (Pre-refunded 10/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,096,460
	4/01/12) – FSA Insured

8,825	Total U.S. Guaranteed			9,567,459

	Utilities – 6.4% (4.2% of Total Investments)
1,150	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue	No Opt. Call	AA	1,230,834
	Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured
1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	1,000,300
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
1,070	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	1,024,044
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
355	5.500%, 1/01/14 (Alternative Minimum Tax)	1/09 at 100.00	BBB	354,972
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	1/09 at 100.00	BBB	1,218,624

4,865	Total Utilities			4,828,774

	Water and Sewer – 11.6% (7.5% of Total Investments)
500	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	BBB–	424,965
	Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,279,895
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,520	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA	1,532,707
2,260	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA	2,265,266
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
1,000	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA	1,029,430
1,075	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA	1,077,741
1,100	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,107,942
	2003A, 5.000%, 11/15/32

8,640	Total Water and Sewer			8,717,946

$ 116,440	Total Investments (cost $116,230,054) – 154.8%			115,933,872

	Floating Rate Obligations – (6.2)%			(4,613,000)

	Other Assets Less Liabilities – 2.6%			1,853,342

	Preferred Shares, at Liquidation Value – (51.2)% (5)			(38,300,000)

	Net Assets Applicable to Common Shares – 100%			$74,874,214

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.0)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$115,933,872	$ —	$115,933,872

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $111,607,185.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,983,315
Depreciation	(2,269,642)

Net unrealized appreciation (depreciation) of investments	$ (286,327)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008